Short-Term and Long-Term Borrowings - Schedule of Short-Term Borrowings (Details) - Short-Term Debt [Member] - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Borrowings [Line Items]
Short-term bank loans	$ 14,959,966	$ 16,244,870
Short-term loans from third-party individuals and entities	8,288,380	8,761,760
Total	$ 23,248,346	$ 25,006,630